Eaton Vance

Short Duration Municipal Opportunities Fund

June 30, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 91.4%

Security	Principal Amount (000’s omitted)	Value
Education — 5.3%
Arizona Industrial Development Authority, (Academies of Math & Science), 4.00%, 7/1/29(1)	$380	$382,846
Arizona Industrial Development Authority, (Pinecrest Academy of Nevada), 4.00%, 7/15/30(1)	625	640,169
California Municipal Finance Authority, (California Lutheran University), 5.00%, 10/1/21	250	259,218
California Municipal Finance Authority, (California Lutheran University), 5.00%, 10/1/22	250	267,003
California Municipal Finance Authority, (California Lutheran University), 5.00%, 10/1/23	225	246,004
California Municipal Finance Authority, (California Lutheran University), 5.00%, 10/1/24	275	306,509
California School Finance Authority, (Green Dot Public Schools), 5.00%, 8/1/21(1)	100	103,430
California School Finance Authority, (Green Dot Public Schools), 5.00%, 8/1/22(1)	165	176,129
California School Finance Authority, (Green Dot Public Schools), 5.00%, 8/1/23(1)	175	191,702
California School Finance Authority, (Green Dot Public Schools), 5.00%, 8/1/24(1)	160	179,282
California School Finance Authority, (Green Dot Public Schools), 5.00%, 8/1/25(1)	300	343,056
California School Finance Authority, (KIPP SoCal Public Schools), 5.00%, 7/1/22(1)	100	106,917
California School Finance Authority, (KIPP SoCal Public Schools), 5.00%, 7/1/23(1)	100	109,962
California School Finance Authority, (KIPP SoCal Public Schools), 5.00%, 7/1/24(1)	135	152,161
California School Finance Authority, (KIPP SoCal Public Schools), 5.00%, 7/1/25(1)	200	229,908
California School Finance Authority, (KIPP SoCal Public Schools), 5.00%, 7/1/26(1)	105	122,275
California School Finance Authority, (KIPP SoCal Public Schools), 5.00%, 7/1/27(1)	110	129,952
California School Finance Authority, (KIPP SoCal Public Schools), 5.00%, 7/1/28(1)	160	191,941
California School Finance Authority, (KIPP SoCal Public Schools), 5.00%, 7/1/29(1)	165	200,670
District of Columbia, (District of Columbia International School), 5.00%, 7/1/21	200	205,934
District of Columbia, (District of Columbia International School), 5.00%, 7/1/25	500	559,050
District of Columbia, (District of Columbia International School), 5.00%, 7/1/29	885	1,034,804
District of Columbia, (KIPP DC), 3.00%, 7/1/20	200	200,000
District of Columbia, (KIPP DC), 5.00%, 7/1/22	200	213,342
District of Columbia, (KIPP DC), 5.00%, 7/1/25	270	310,098
District of Columbia, (KIPP DC), 5.00%, 7/1/26	250	291,438
District of Columbia, (KIPP DC), 5.00%, 7/1/27	250	295,522
District of Columbia, (KIPP DC), 5.00%, 7/1/28	240	288,300
District of Columbia, (KIPP DC), 5.00%, 7/1/29	235	286,230
District of Columbia, (Rocketship DC Obligated Group), 5.00%, 6/1/29(1)	465	499,512
Florida Higher Educational Facilities Financing Authority, (Ringling College of Art and Design), 5.00%, 3/1/26	275	303,036
Florida Higher Educational Facilities Financing Authority, (Ringling College of Art and Design), 5.00%, 3/1/27	210	233,274
Florida Higher Educational Facilities Financing Authority, (Ringling College of Art and Design), 5.00%, 3/1/28	230	257,736
Florida Higher Educational Facilities Financing Authority, (Ringling College of Art and Design), 5.00%, 3/1/29	225	254,126
Florida Higher Educational Facilities Financing Authority, (Ringling College of Art and Design), 5.00%, 3/1/31	865	965,392

Security	Principal Amount (000’s omitted)	Value
Massachusetts Development Finance Agency, (Suffolk University), 5.00%, 7/1/23	$425	$465,111
Massachusetts Development Finance Agency, (Suffolk University), 5.00%, 7/1/24	350	391,898
Massachusetts Development Finance Agency, (Wentworth Institute of Technology), 5.00%, 10/1/21	355	368,760
Massachusetts Development Finance Agency, (Wentworth Institute of Technology), 5.00%, 10/1/22	600	641,214
Michigan Finance Authority, (Cesar Chavez Academy), 3.25%, 2/1/24	400	398,920
Michigan Finance Authority, (Cesar Chavez Academy), 4.00%, 2/1/29	700	713,237
Missouri Health and Educational Facilities Authority, (St. Louis College of Pharmacy), 5.00%, 5/1/40	1,410	1,449,226
Montana State University, 0.58%, (SIFMA + 0.45%), 9/1/23 (Put Date), 11/15/35(2)	1,750	1,727,810
Montgomery County Higher Education and Health Authority, PA, (Gwynedd Mercy University), 4.00% to 5/1/22 (Put Date), 5/1/36	1,105	1,132,448
Montgomery County Higher Education and Health Authority, PA, (Gwynedd Mercy University), 4.00% to 5/1/23 (Put Date), 5/1/36	1,200	1,225,476
New York Dormitory Authority, (Yeshiva University), 4.00%, 9/1/23	1,235	1,235,926
Northeastern Pennsylvania Hospital and Education Authority, (Wilkes University), 5.00%, 3/1/25	1,000	1,056,420
Ohio Higher Educational Facility Commission, (Case Western Reserve University), 0.541%, (70% of 1 mo. USD LIBOR + 0.42%), 4/1/22 (Put Date), 10/1/44(2)	6,750	6,683,850
Pennsylvania Higher Educational Facilities Authority, (Messiah College), 2.20% to 11/1/21 (Put Date), 11/1/31	700	706,783
Pennsylvania Higher Educational Facilities Authority, (Messiah College), 2.72% to 5/1/21 (Put Date), 11/1/31	1,845	1,853,210
Pennsylvania Higher Educational Facilities Authority, (York College of Pennsylvania), 2.85% to 5/1/21 (Put Date), 5/1/34	1,420	1,439,653
Philadelphia Industrial Development Authority, PA, (La Salle University), 5.00%, 5/1/23	1,840	1,933,730
Philadelphia Industrial Development Authority, PA, (La Salle University), 5.00%, 5/1/24	1,715	1,823,011
Philadelphia Industrial Development Authority, PA, (La Salle University), 5.00%, 5/1/25	905	969,943
Public Finance Authority, WI, (North Carolina Leadership Academy), 4.00%, 6/15/29(1)	160	160,755
Public Finance Authority, WI, (Roseman University of Health Sciences), 3.00%, 4/1/25(1)	635	613,372
Public Finance Authority, WI, (Roseman University of Health Sciences), 5.00%, 4/1/30(1)	750	798,157
Troy Capital Resource Corp., NY, (Rensselaer Polytechnic Institute), 5.00%, 9/1/27	1,000	1,199,430
Troy Capital Resource Corp., NY, (Rensselaer Polytechnic Institute), 5.00%, 9/1/28	1,000	1,218,290
University of Pittsburgh, PA, 0.49%, (SIFMA + 0.36%), 2/15/24(2)	2,000	1,996,460
Wisconsin Health and Educational Facilities Authority, (Hmong American Peace Academy, Ltd.), 4.00%, 3/15/30	400	444,556
Yonkers Economic Development Corp., NY, (Lamartine/Warburton, LLC - Charter School of Educational Excellence), 4.00%, 10/15/29	215	217,040

		$43,401,614

Electric Utilities — 3.0%
Burke County Development Authority, GA, (Oglethorpe Power Corp.), 3.25% to 2/3/25 (Put Date), 11/1/45	$4,000	$4,277,160
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 3.20%, 7/1/39	2,170	2,242,435
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), (AMT), 3.25%, 1/1/25	3,250	3,460,665
Long Island Power Authority, NY, Electric System Revenue, Series 2014C, 0.871%, (70% of 1 mo. USD LIBOR + 0.75%), 10/1/23 (Put Date), 5/1/33(2)	5,000	4,979,900
Long Island Power Authority, NY, Electric System Revenue, Series 2015C, 0.871%, (70% of 1 mo. USD LIBOR + 0.75%), 10/1/23 (Put Date), 5/1/33(2)	4,000	3,983,920
Louisville/Jefferson County Metro Government, KY, (Louisville Gas and Electric Co.), 1.75% to 7/1/26 (Put Date), 2/1/35	4,000	4,108,680
Vermont Public Power Supply Authority, (Swanton Peaking Facility), 5.00%, 7/1/22	385	415,992
Vermont Public Power Supply Authority, (Swanton Peaking Facility), 5.00%, 7/1/23	600	671,190
Vermont Public Power Supply Authority, (Swanton Peaking Facility), 5.00%, 7/1/24	500	575,900

		$24,715,842

Security	Principal Amount (000’s omitted)	Value
Escrowed/Prerefunded — 0.1%
Delaware Health Facilities Authority, (Nanticoke Memorial Hospital, Inc.), Escrowed to Maturity, 5.00%, 7/1/23	$655	$742,574

		$742,574

General Obligations — 9.7%
American Samoa Economic Development Authority, 6.00%, 9/1/23(1)	$1,355	$1,439,267
Bensalem Township School District, PA, 3.00%, 2/15/21	20	20,313
Berwyn, IL, 5.00%, 12/1/23	1,090	1,175,511
Champaign County Community Unit School District No. 4, IL, 0.00%, 1/1/26	400	377,500
Champaign County Community Unit School District No. 4, IL, 0.00%, 1/1/27	380	351,819
Champaign County Community Unit School District No. 4, IL, 0.00%, 1/1/28	565	513,698
Chicago Board of Education, IL, 0.00%, 12/1/25	500	401,465
Chicago Board of Education, IL, 4.00%, 12/1/20	250	251,073
Chicago Board of Education, IL, 4.00%, 12/1/22	700	712,222
Chicago Board of Education, IL, 5.00%, 12/1/20	945	952,910
Chicago Board of Education, IL, 5.00%, 12/1/22	1,200	1,248,600
Chicago Board of Education, IL, 5.00%, 12/1/23	2,000	2,109,040
Chicago Board of Education, IL, 5.00%, 12/1/24	2,000	2,131,720
Chicago, IL, 0.00%, 1/1/21	115	112,900
Chicago, IL, 0.00%, 1/1/24	225	195,860
Chicago, IL, 0.00%, 1/1/26	160	126,592
Chicago, IL, 5.00%, 12/1/22	1,000	1,007,160
Chicago, IL, 5.00%, 1/1/30	7,320	8,163,118
Chicago, IL, 5.625%, 1/1/29	1,000	1,140,540
Connecticut, 5.00%, 4/15/23	3,200	3,586,976
Connecticut, 1.03%, (SIFMA + 0.90%), 3/1/23(2)	3,500	3,503,395
Delaware Valley Regional Finance Authority, PA, 0.876%, (67% of 1 mo. USD LIBOR + 0.76%), 9/1/24 (Put Date), 9/1/48(2)	9,000	8,774,640
Detroit, MI, 5.00%, 4/1/21	1,000	1,011,360
Elmira, NY, 3.00%, 7/10/20(1)	3,500	3,501,360
Elmira, NY, 4.00%, 5/27/21	400	400,516
Elmira, NY, 5.00%, 5/15/26	115	115,652
Harford County, MD, 5.00%, 9/15/23	1,000	1,150,000
Illinois, 3.25%, 11/1/26	1,440	1,395,763
Illinois, 5.00%, 2/1/22	370	382,317
Illinois, 5.00%, 6/1/22	495	514,676
Illinois, 5.00%, 10/1/23	285	302,091
Illinois, 5.00%, 2/1/24	500	531,730
Illinois, 5.00%, 6/1/24	4,850	5,179,606
Illinois, 5.00%, 8/1/24	2,085	2,161,811
Illinois, 5.00%, 11/1/24	1,650	1,770,565
Illinois, 5.00%, 8/1/25	1,000	1,034,830
Illinois, 5.00%, 11/1/25	5,000	5,415,950
Illinois, Series of October 2000, 0.00%, 8/1/20	120	119,602
Illinois, Series of October 2000, 0.00%, 8/1/21	140	133,581
Illinois, Series of October 2002, 0.00%, 8/1/21	60	57,249
Illinois, Series of November 1998, 0.00%, 8/1/20	145	144,519
New Haven, CT, 5.00%, 8/1/21	1,000	1,038,130
New York, NY, 5.00% to 2/1/24 (Put Date), 8/1/38	5,000	5,630,400
Union City, NJ, 5.00%, 11/1/23	1,000	1,109,430
Washington, 5.00%, 6/1/27(3)	1,500	1,872,270
West Hartford, CT, 5.00%, 7/1/21	2,195	2,296,980

Security	Principal Amount (000’s omitted)	Value
West Hartford, CT, 5.00%, 7/1/22	$710	$777,145
West Hartford, CT, 5.00%, 7/1/23	500	570,490
Will and Cook Counties Community High School District No. 210, IL, 5.00%, 1/1/27	2,355	2,517,377

		$79,431,719

Hospital — 16.7%
Baxter County, AR, (Baxter Regional Medical Center), 5.00%, 9/1/20	$785	$788,854
Berks County Municipal Authority, PA, (Tower Health), 5.00% to 2/1/25 (Put Date), 2/1/40	4,000	4,454,440
Calcasieu Parish Memorial Hospital Service District, LA, (Lake Charles Memorial Hospital), 4.00%, 12/1/20	520	525,143
Calcasieu Parish Memorial Hospital Service District, LA, (Lake Charles Memorial Hospital), 4.00%, 12/1/21	775	801,055
Calcasieu Parish Memorial Hospital Service District, LA, (Lake Charles Memorial Hospital), 4.00%, 12/1/22	810	855,846
Calcasieu Parish Memorial Hospital Service District, LA, (Lake Charles Memorial Hospital), 4.00%, 12/1/23	1,135	1,222,838
Calcasieu Parish Memorial Hospital Service District, LA, (Lake Charles Memorial Hospital), 4.00%, 12/1/24	1,145	1,254,107
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/23	450	494,779
California Public Finance Authority, (Henry Mayo Newhall Hospital), 5.00%, 10/15/22	150	163,544
California Public Finance Authority, (Henry Mayo Newhall Hospital), 5.00%, 10/15/23	175	197,279
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 5.50%, 12/1/58(1)	2,000	2,161,960
California Statewide Communities Development Authority, (Methodist Hospital of Southern California), 5.00%, 1/1/22	500	530,060
California Statewide Communities Development Authority, (Methodist Hospital of Southern California), 5.00%, 1/1/23	500	549,555
Charlotte-Mecklenburg Hospital Authority, NC, (Atrium Health), 0.73%, (SIFMA + 0.60%), 12/1/23 (Put Date), 1/15/48(2)	3,000	2,995,650
Colorado Health Facilities Authority, (CommonSpirit Health), 5.00% to 8/1/25 (Put Date), 8/1/49	3,000	3,460,680
Colorado Health Facilities Authority, (Valley View Hospital Association), 2.80% to 5/15/23 (Put Date), 5/15/42	1,895	1,983,402
Connecticut Health and Educational Facilities Authority, (Griffin Hospital), 5.00%, 7/1/27(1)	725	850,345
Connecticut Health and Educational Facilities Authority, (Griffin Hospital), 5.00%, 7/1/30(1)	285	332,723
Connecticut Health and Educational Facilities Authority, (Griffin Hospital), 5.00%, 7/1/33(1)	1,170	1,325,048
Conway, AR, (Conway Regional Medical Center), 5.00%, 8/1/21	250	260,743
Conway, AR, (Conway Regional Medical Center), 5.00%, 8/1/22	515	557,570
Conway, AR, (Conway Regional Medical Center), 5.00%, 8/1/25	385	454,527
Conway, AR, (Conway Regional Medical Center), 5.00%, 8/1/26	445	536,750
Cuyahoga County, OH, (The MetroHealth System), 5.00%, 2/15/23	1,000	1,083,410
Decatur Hospital Authority, TX, (Wise Regional Health System), 4.00%, 9/1/20	255	255,995
Doylestown Hospital Authority, PA, (Doylestown Hospital), 5.00%, 7/1/20	1,155	1,155,000
Escambia County Health Facilities Authority, FL, (Baptist Health Care Corp. Obligated Group), 5.00%, 8/15/31	3,000	3,707,490

Security	Principal Amount (000’s omitted)	Value
Escambia County Health Facilities Authority, FL, (Baptist Health Care Corp. Obligated Group), 5.00%, 8/15/32	$3,015	$3,697,837
Escambia County Health Facilities Authority, FL, (Baptist Health Care Corp. Obligated Group), 5.00%, 8/15/33	2,950	3,596,433
Escambia County Health Facilities Authority, FL, (Baptist Health Care Corp. Obligated Group), 5.00%, 8/15/34	1,150	1,397,629
Harris County Cultural Education Facilities Finance Corp., TX, (Memorial Hermann Health System), 0.55%, (SIFMA + 0.42%), 12/1/22 (Put Date), 12/1/49(2)	3,000	2,964,960
Idaho Health Facilities Authority, (Madison Memorial Hospital), 5.00%, 9/1/21	1,630	1,693,766
Illinois Finance Authority, (Edward-Elmhurst Healthcare), 0.88%, (SIFMA + 0.75%), 7/1/23 (Put Date), 1/1/46(2)	5,000	4,975,200
Illinois Finance Authority, (Presence Health Network), 5.00%, 2/15/23	1,000	1,107,040
Illinois Finance Authority, (Southern Illinois Healthcare Enterprises, Inc.), 5.00%, 3/1/23	250	276,358
Indiana Finance Authority, (Parkview Health), 0.68%, (SIFMA + 0.55%), 11/1/23 (Put Date), 11/1/39(2)	8,000	7,977,360
Lexington County Health Services District, Inc., SC, (Lexington Medical Center), 5.00%, 11/1/21	50	52,678
Lexington County Health Services District, Inc., SC, (Lexington Medical Center), 5.00%, 11/1/23	500	565,320
Lexington County Health Services District, Inc., SC, (Lexington Medical Center), 5.00%, 11/1/25	80	94,990
Maine Health and Higher Educational Facilities Authority, (Northern Light Eastern Maine Medical Center), 5.00%, 7/1/21	2,620	2,722,652
Maine Health and Higher Educational Facilities Authority, (Northern Light Eastern Maine Medical Center), 5.00%, 7/1/22	1,855	1,996,370
Maine Health and Higher Educational Facilities Authority, (Northern Light Eastern Maine Medical Center), 5.00%, 7/1/23	1,945	2,175,774
Maricopa County Industrial Development Authority, AZ, (Banner Health), 0.70%, (SIFMA + 0.57%), 10/18/24 (Put Date), 1/1/35(2)	6,810	6,743,739
Massachusetts Development Finance Agency, (Lawrence General Hospital), 5.00%, 7/1/23	555	558,247
Massachusetts Development Finance Agency, (Milford Regional Medical Center), 5.00%, 7/15/21	185	189,144
Massachusetts Development Finance Agency, (Wellforce), 5.00%, 7/1/22	450	483,989
Massachusetts Development Finance Agency, (Wellforce), 5.00%, 7/1/23	725	803,517
Massachusetts Development Finance Agency, (Wellforce), 5.00%, 7/1/24	650	739,648
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 4.75%, 7/1/25	710	711,952
Michigan Finance Authority, (McLaren Health Care), 0.525%, (68% of 1 mo. USD LIBOR + 0.40%), 10/15/21 (Put Date), 10/15/30(2)	930	922,541
Michigan Finance Authority, (Trinity Health Credit Group), 0.61%, (SIFMA + 0.48%), 2/1/22 (Put Date), 3/1/51(2)	5,000	4,992,600
Montana Facility Finance Authority, (Billings Clinic Obligated Group), 0.68%, (SIFMA + 0.55%), 8/15/23 (Put Date), 8/15/37(2)	2,820	2,813,317
Montgomery County Higher Education and Health Authority, PA, (Holy Redeemer Health System), 5.00%, 10/1/25	1,050	1,178,320
Montgomery County Higher Education and Health Authority, PA, (Holy Redeemer Health System), 5.00%, 10/1/26	1,010	1,126,251
Montgomery County Higher Education and Health Authority, PA, (Thomas Jefferson University), 5.00%, 9/1/23	1,000	1,115,710

Security	Principal Amount (000’s omitted)	Value
New Jersey Health Care Facilities Financing Authority, (St. Joseph’s Healthcare System Obligated Group), 5.00%, 7/1/24	$540	$608,418
New Jersey Health Care Facilities Financing Authority, (St. Joseph’s Healthcare System Obligated Group), 5.00%, 7/1/26	800	936,040
New Jersey Health Care Facilities Financing Authority, (St. Joseph’s Healthcare System Obligated Group), 5.00%, 7/1/27	2,000	2,331,360
New Jersey Health Care Facilities Financing Authority, (St. Joseph’s Healthcare System Obligated Group), 5.00%, 7/1/29	300	346,707
New Jersey Health Care Facilities Financing Authority, (St. Joseph’s Healthcare System Obligated Group), 5.00%, 7/1/30	1,595	1,832,607
New Jersey Health Care Facilities Financing Authority, (Trinitas Regional Medical Center), 5.00%, 7/1/20	1,000	1,000,000
New York Dormitory Authority, (Catholic Health System Obligated Group), 5.00%, 7/1/26	400	469,504
New York Dormitory Authority, (Catholic Health System Obligated Group), 5.00%, 7/1/27	390	466,608
New York Dormitory Authority, (Catholic Health System Obligated Group), 5.00%, 7/1/28	455	554,003
New York Dormitory Authority, (Catholic Health System Obligated Group), 5.00%, 7/1/29	750	916,905
New York Dormitory Authority, (Montefiore Obligated Group), 5.00%, 8/1/24	1,300	1,457,209
New York Dormitory Authority, (Montefiore Obligated Group), 5.00%, 9/1/27	1,400	1,653,582
New York Dormitory Authority, (Montefiore Obligated Group), 5.00%, 9/1/28	1,500	1,800,015
New York Dormitory Authority, (Montefiore Obligated Group), 5.00%, 8/1/29	1,910	2,283,577
New York Dormitory Authority, (Montefiore Obligated Group), 5.00%, 9/1/29	1,400	1,702,036
New York Dormitory Authority, (Montefiore Obligated Group), 5.00%, 8/1/30	1,495	1,778,781
New York Dormitory Authority, (Montefiore Obligated Group), 5.00%, 8/1/31	3,195	3,777,480
Northampton County General Purpose Authority, PA, (St. Luke’s University Health Network), 1.161%, (70% of 1 mo. USD LIBOR + 1.04%), 8/15/24 (Put Date), 8/15/48(2)	1,000	995,250
Oklahoma Development Finance Authority, (OU Medicine), 5.00%, 8/15/23	1,250	1,367,037
Oklahoma Development Finance Authority, (OU Medicine), 5.00%, 8/15/24	720	805,622
Oklahoma Development Finance Authority, (OU Medicine), 5.00%, 8/15/25	400	456,464
Oregon Facilities Authority, (Samaritan Health Services), 5.00%, 10/1/24(3)	200	229,036
Oregon Facilities Authority, (Samaritan Health Services), 5.00%, 10/1/25(3)	225	263,444
Oregon Facilities Authority, (Samaritan Health Services), 5.00%, 10/1/26(3)	150	179,163
Oregon Facilities Authority, (Samaritan Health Services), 5.00%, 10/1/27(3)	125	151,805
Oregon Facilities Authority, (Samaritan Health Services), 5.00%, 10/1/28(3)	150	184,973
Oroville, CA, (Oroville Hospital), 5.00%, 4/1/25	1,195	1,292,321
Oroville, CA, (Oroville Hospital), 5.00%, 4/1/28	1,395	1,530,315
Oroville, CA, (Oroville Hospital), 5.00%, 4/1/29	1,000	1,098,930
Oroville, CA, (Oroville Hospital), 5.00%, 4/1/30	1,000	1,088,990
Oroville, CA, (Oroville Hospital), 5.25%, 4/1/54	3,000	3,132,390
Roane County Building Commission, WV, (Roane General Hospital), 2.55%, 11/1/21	2,250	2,261,565
Southcentral Pennsylvania General Authority, (WellSpan Health Obligated Group), 0.73%, (SIFMA + 0.60%), 6/1/24 (Put Date), 6/1/49(2)	7,500	7,459,050
Tallahassee, FL, (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/23	50	55,805

		$137,099,127

Housing — 4.4%
California Municipal Finance Authority, (CHF-Riverside II, LLC), 5.00%, 5/15/30	$3,635	$4,433,573
Maryland Economic Development Corp., (Bowie State University), Student Housing Revenue, 4.00%, 7/1/23	150	155,447

Security	Principal Amount (000’s omitted)	Value
Maryland Economic Development Corp., (Bowie State University), Student Housing Revenue, 4.00%, 7/1/24	$175	$182,957
Maryland Economic Development Corp., (Bowie State University), Student Housing Revenue, 4.00%, 7/1/25	300	315,678
Maryland Economic Development Corp., (Bowie State University), Student Housing Revenue, 4.00%, 7/1/26	320	337,264
Maryland Economic Development Corp., (Bowie State University), Student Housing Revenue, 4.00%, 7/1/27	250	263,733
Maryland Economic Development Corp., (Bowie State University), Student Housing Revenue, 4.00%, 7/1/28	200	211,356
Maryland Economic Development Corp., (Bowie State University), Student Housing Revenue, 4.00%, 7/1/29	270	285,471
Maryland Economic Development Corp., (Bowie State University), Student Housing Revenue, 4.00%, 7/1/30	280	294,468
Maryland Economic Development Corp., (Bowie State University), Student Housing Revenue, 4.00%, 7/1/31	290	302,824
Massachusetts Development Finance Agency, (UMass Boston Student Housing), 5.00%, 10/1/21	1,000	1,009,560
Massachusetts Development Finance Agency, (UMass Boston Student Housing), 5.00%, 10/1/22	500	507,605
Massachusetts Housing Finance Agency, (Mill Road Apartments), 0.68%, (SIFMA + 0.55%), 11/1/23 (Put Date), 11/1/48(2)	2,650	2,650,000
Minnesota Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 0.68%, (SIFMA + 0.55%), 12/12/23 (Put Date), 7/1/41(2)	10,000	10,010,400
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Galveston I, LLC), 5.00%, 4/1/22	835	862,463
New York City Housing Development Corp., NY, 2.10% to 10/1/29 (Put Date), 11/1/46	5,000	5,319,450
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing II, LLC - Arizona State University), 5.00%, 7/1/26	160	174,146
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing II, LLC - Arizona State University), 5.00%, 7/1/27	385	421,317
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing II, LLC - Arizona State University), 5.00%, 7/1/28	240	264,221
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing II, LLC - Arizona State University), 5.00%, 7/1/29	535	591,694
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing II, LLC - Arizona State University), 5.00%, 7/1/30	225	247,212
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing II, LLC - Arizona State University), 5.00%, 7/1/31	410	447,195
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing, LLC - Arizona State University), 5.00%, 7/1/23	20	21,086
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing, LLC - Arizona State University), 5.00%, 7/1/24	180	192,346
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing, LLC - Arizona State University), 5.00%, 7/1/25	850	918,510
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing, LLC - Arizona State University), 5.00%, 7/1/26	400	434,912
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing, LLC - Arizona State University), 5.00%, 7/1/27	250	273,257
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing, LLC - Arizona State University), 5.00%, 7/1/28	315	346,327
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing, LLC - Arizona State University), 5.00%, 7/1/29	300	328,308

Security	Principal Amount (000’s omitted)	Value
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing, LLC - Arizona State University), 5.00%, 7/1/30	$350	$380,744
Public Finance Authority, WI, (NC A&T Real Estate Foundation, LLC), 4.00%, 6/1/21	115	116,110
Public Finance Authority, WI, (NC A&T Real Estate Foundation, LLC), 4.00%, 6/1/22	230	234,602
Public Finance Authority, WI, (NC A&T Real Estate Foundation, LLC), 5.00%, 6/1/23	390	410,818
Public Finance Authority, WI, (NC A&T Real Estate Foundation, LLC), 5.00%, 6/1/24	440	469,295
Public Finance Authority, WI, (NC A&T Real Estate Foundation, LLC), 5.00%, 6/1/25	980	1,053,980
Public Finance Authority, WI, (NC A&T Real Estate Foundation, LLC), 5.00%, 6/1/26	1,090	1,178,900

		$35,647,229

Industrial Development Revenue — 10.3%
Burke County Development Authority, GA, (Georgia Transmission Corp.), 2.50% to 5/3/21 (Put Date), 1/1/52	$2,000	$2,028,600
California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 2.50% to 5/1/24 (Put Date), 7/1/31	1,625	1,713,855
Florida Development Finance Corp., (Waste Pro USA, Inc.), (AMT), 5.00%, 5/1/29(1)	1,550	1,652,548
Florida Development Finance Corp., (Waste Pro USA, Inc.), (AMT), 5.00% to 8/1/22 (Put Date), 8/1/29(1)	1,000	1,022,150
Gilliam County, OR, (Waste Management, Inc.), (AMT), 2.40% to 5/2/22 (Put Date), 7/1/38	2,375	2,423,901
Iowa Finance Authority, (Iowa Fertilizer Co.), 3.125%, 12/1/22	3,335	3,368,650
Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 4.375% to 8/1/25 (Put Date), 8/1/35(1)	875	926,625
Matagorda County Navigation District No. 1, TX, (Central Power and Light Co.), 2.60%, 11/1/29	1,000	1,017,410
Michigan Strategic Fund, (Waste Management, Inc.), (AMT), 2.85% to 8/2/21 (Put Date), 8/1/27	3,000	3,047,550
Mission Economic Development Corp., TX, (Waste Management, Inc.), (AMT), 0.93%, (SIFMA + 0.80%), 11/1/21 (Put Date), 11/1/48(2)	5,000	5,005,300
Mississippi Business Finance Corp., (Waste Pro USA, Inc.), (AMT), 5.00% to 8/1/22 (Put Date), 2/1/36(1)	1,500	1,533,225
National Finance Authority, NH, (Waste Management, Inc.), (AMT), 0.88%, (SIFMA + 0.75%), 10/1/21 (Put Date), 10/1/33(2)	2,000	1,999,960
New Hampshire Business Finance Authority, (United Illuminating Co.), 2.80% to 10/2/23 (Put Date), 10/1/33	3,500	3,670,415
New Jersey Economic Development Authority, (New Jersey Natural Gas Co.), (AMT), 2.45% to 4/1/26 (Put Date), 4/1/59	2,500	2,637,700
New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 2.875% to 12/3/29 (Put Date), 12/1/44(1)	710	677,397
New York Transportation Development Corp., (Delta Airlines, Inc. - LaGuardia Airport Terminals C&D Redevelopment), (AMT), 5.00%, 1/1/23	3,000	3,140,160
Niagara Area Development Corp., NY, (Covanta), 3.50%, 11/1/24(1)	4,080	4,092,689
Ohio Air Quality Development Authority, (AMG Vanadium), (AMT), 5.00%, 7/1/49(1)	5,000	5,043,250
Ohio Air Quality Development Authority, (Pratt Paper, LLC), (AMT), 3.75%, 1/15/28(1)	1,225	1,259,300
Pennsylvania Economic Development Financing Authority, (Waste Management, Inc.), (AMT), 1.75% to 8/1/24 (Put Date), 8/1/38	5,000	5,048,200
Public Finance Authority, WI, (Waste Management, Inc.), (AMT), 2.00% to 6/1/21 (Put Date), 7/1/29	5,000	5,028,500
Public Finance Authority, WI, (Waste Management, Inc.), (AMT), 2.625%, 11/1/25	1,500	1,573,530
Richland County, SC, (International Paper Co.), (AMT), 3.875%, 4/1/23	1,520	1,635,110
Rockdale County Development Authority, GA, (Pratt Paper, LLC), (AMT), 4.00%, 1/1/38(1)	2,000	2,041,520
Rockport, IN, (AEP Generating Co.), Series 1995A, 1.35% to 9/1/22 (Put Date), 7/1/25	2,000	2,028,160
Rockport, IN, (AEP Generating Co.), Series 1995B, 1.35% to 9/1/22 (Put Date), 7/1/25	2,250	2,281,680
Rockport, IN, (Indiana Michigan Power Co.), 3.05%, 6/1/25	1,600	1,746,832
St. John the Baptist Parish, LA, (Marathon Oil Corp.), 2.10% to 7/1/24 (Put Date), 6/1/37	10,250	10,029,830

Security	Principal Amount (000’s omitted)	Value
Tuscaloosa County Industrial Development Authority, AL, (Hunt Refining Co.), 4.50%, 5/1/32(1)	$2,245	$2,419,481
West Virginia Economic Development Authority, (Appalachian Power Co.), 2.55% to 4/1/24 (Put Date), 3/1/40	4,000	4,121,320

		$84,214,848

Insured-Bond Bank — 0.0%(4)
Puerto Rico Municipal Finance Agency, (AGC), 5.25%, 8/1/22	$250	$259,820

		$259,820

Insured-Education — 0.7%
Missouri Southern State University, (AGM), 5.00%, 10/1/24	$110	$125,240
Missouri Southern State University, (AGM), 5.00%, 10/1/25	125	145,180
Missouri Southern State University, (AGM), 5.00%, 10/1/27	205	246,877
Missouri Southern State University, (AGM), 5.00%, 10/1/28	200	245,164
Missouri Southern State University, (AGM), 5.00%, 10/1/31	290	356,213
Missouri Southern State University, (AGM), 5.00%, 10/1/32	155	189,026
Northern Illinois University, (BAM), 5.00%, 4/1/23	120	130,807
Northern Illinois University, (BAM), 5.00%, 4/1/24	500	558,745
Northern Illinois University, (BAM), 5.00%, 4/1/25	400	456,236
Northern Illinois University, (BAM), 5.00%, 4/1/26	650	757,367
Northern Illinois University, (BAM), 5.00%, 4/1/27	530	626,582
Northern Illinois University, (BAM), 5.00%, 4/1/28	625	752,675
Northern Illinois University, (BAM), 5.00%, 4/1/29	700	855,974
Southern Illinois University, (NPFG), 0.00%, 4/1/26	200	168,566

		$5,614,652

Insured-Electric Utilities — 0.7%
Puerto Rico Electric Power Authority, (AGM), 4.00%, 7/1/23	$305	$305,232
Puerto Rico Electric Power Authority, (AGM), 5.00%, 7/1/20	1,275	1,275,000
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/21	450	455,535
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	1,740	1,785,675
Puerto Rico Electric Power Authority, Series QQ, (NPFG), 5.00%, 7/1/22	100	100,479
Puerto Rico Electric Power Authority, Series RR, (NPFG), 5.00%, 7/1/23	170	171,095
Puerto Rico Electric Power Authority, Series RR, (NPFG), 5.00%, 7/1/24	845	851,853
Puerto Rico Electric Power Authority, Series SS, (NPFG), 5.00%, 7/1/23	1,140	1,147,341

		$6,092,210

Insured-General Obligations — 3.2%
Boston, MA, (NPFG), 0.125%, 3/1/22	$2,920	$2,914,919
Cambria County, PA, (AGM), 4.00%, 8/1/32	500	571,335
Chicago Board of Education, IL, (AGM), 5.00%, 12/1/23	100	109,474
Chicago Board of Education, IL, (NPFG), 0.00%, 12/1/20	1,000	990,450
Chicago Board of Education, IL, (NPFG), 0.00%, 12/1/21	1,125	1,087,909
Chicago Board of Education, IL, (NPFG), 0.00%, 12/1/22	470	442,749
Chicago Board of Education, IL, (NPFG), 0.00%, 12/1/23	2,245	2,053,524
Chicago Board of Education, IL, (NPFG), 0.00%, 12/1/26	1,870	1,541,703
Chicago Board of Education, IL, (NPFG), 5.25%, 12/1/21	570	603,089
Chicago Board of Education, IL, Series 1998B, (NPFG), 0.00%, 12/1/24	365	323,164
Chicago Board of Education, IL, Series 1999A, (NPFG), 0.00%, 12/1/24	260	230,199
Chicago, IL, (AGM), 0.00%, 1/1/25	250	222,035
Chicago, IL, (NPFG), 0.00%, 1/1/23	175	160,897
Community College District No. 536, IL, (Lewis and Clark Community College), (AGM), 4.00%, 5/1/29	500	577,260

Security	Principal Amount (000’s omitted)	Value
Lake County Community Unit School District No. 187, IL, (AGM), 0.00%, 1/1/23	$150	$144,351
Matteson, IL, (AGM), 3.60%, 12/1/24	395	406,463
McCook, IL, (AGM), 4.00%, 12/1/20	50	50,647
McCook, IL, (AGM), 4.00%, 12/1/21	135	140,847
McCook, IL, (AGM), 4.00%, 12/1/22	225	241,337
McCook, IL, (AGM), 4.00%, 12/1/23	250	274,855
McHenry and Kane Counties Community Consolidated School District No. 158, IL, (NPFG), 0.00%, 1/1/21	1,090	1,084,822
Paterson, NJ, (BAM), 5.00%, 1/15/26	485	531,987
Puerto Rico, (AGC), 5.00%, 7/1/24	125	125,886
Puerto Rico, (AGM), 4.00%, 7/1/22	3,610	3,675,269
Puerto Rico, (NPFG), 5.25%, 7/1/22	135	135,674
Puerto Rico, (NPFG), 6.00%, 7/1/27	575	581,342
Puerto Rico Public Buildings Authority, (NPFG), 6.00%, 7/1/28	2,680	2,709,560
Stickney, IL, (BAM), 4.00%, 12/1/22	200	214,422
Stickney, IL, (BAM), 4.00%, 12/1/23	350	384,055
Vauxmont Metropolitan District, CO, (AGM), 5.00%, 12/1/22(3)	495	536,575
Vauxmont Metropolitan District, CO, (AGM), 5.00%, 12/1/25(3)	540	634,851
Vauxmont Metropolitan District, CO, (AGM), 5.00%, 12/1/28(3)	630	784,671
Will County Community High School District No. 210, IL, (AGM), 0.00%, 1/1/21	1,770	1,758,283
Will County Community High School District No. 210, IL, (AGM), 0.00%, 1/1/25	130	120,121

		$26,364,725

Insured-Hospital — 0.1%
Kentucky Economic Development Finance Authority, (Norton Healthcare, Inc.), (NPFG), 0.00%, 10/1/22	$720	$692,460

		$692,460

Insured-Lease Revenue/Certificates of Participation — 1.2%
Kentucky Asset/Liability Commission, (NPFG), 0.99%, (67% of 3 mo. USD LIBOR + 0.53%), 11/1/27(2)	$1,545	$1,480,172
Kentucky Asset/Liability Commission, (NPFG), 1.01%, (67% of 3 mo. USD LIBOR + 0.55%), 11/1/25(2)	8,890	8,571,738

		$10,051,910

Insured-Other Revenue — 0.2%
Arborwood Community Development District, FL, (AGM), 2.60%, 5/1/24	$1,180	$1,256,582

		$1,256,582

Insured-Special Tax Revenue — 0.4%
Puerto Rico Convention Center District Authority, (AMBAC), 5.00%, 7/1/31	$1,960	$1,960,627
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/43	520	178,495
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/24	410	444,293
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/25	460	501,892

		$3,085,307

Insured-Transportation — 0.9%
Alabama Port Authority, (AGM), (AMT), 5.00%, 10/1/23	$2,075	$2,361,329
New Jersey Transportation Trust Fund Authority, (NPFG), 5.50%, 12/15/22	3,000	3,230,520
Puerto Rico Highway and Transportation Authority, (AMBAC), 5.50%, 7/1/29	315	344,226
Puerto Rico Highway and Transportation Authority, (NPFG), 5.00%, 7/1/29	955	958,887

Security	Principal Amount (000’s omitted)	Value
Puerto Rico Highway and Transportation Authority, (NPFG), 5.25%, 7/1/23	$365	$373,829
Puerto Rico Highway and Transportation Authority, (NPFG), 5.50%, 7/1/20	470	470,000

		$7,738,791

Lease Revenue/Certificates of Participation — 0.8%
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue, 5.00%, 6/1/25	$2,000	$2,371,560
New Jersey Economic Development Authority, (School Facilities Construction), 1.68%, (SIFMA + 1.55%), 9/1/27(2)	1,000	968,370
New Jersey Economic Development Authority, (School Facilities Construction), 1.73%, (SIFMA + 1.60%), 3/1/28(2)	3,080	2,983,257

		$6,323,187

Other Revenue — 11.5%
Albany Parking Authority, NY, 5.00%, 7/15/20	$575	$575,914
Albany Parking Authority, NY, 5.00%, 7/15/21	635	664,020
Albany Parking Authority, NY, 5.00%, 7/15/22	705	740,060
Allentown Neighborhood Improvement Zone Development Authority, PA, (City Center Project), 5.00%, 5/1/23(1)	570	599,110
Allentown Neighborhood Improvement Zone Development Authority, PA, (City Center Project), 5.00%, 5/1/32(1)	3,000	3,121,170
Austin Convention Enterprises, Inc., TX, (Convention Center Hotel), 5.00%, 1/1/23	500	500,775
Austin Convention Enterprises, Inc., TX, (Convention Center Hotel), 5.00%, 1/1/24	600	601,230
Austin Convention Enterprises, Inc., TX, (Convention Center Hotel), 5.00%, 1/1/25	500	501,295
Black Belt Energy Gas District, AL, 4.00% to 12/1/23 (Put Date), 12/1/48	1,000	1,091,770
Black Belt Energy Gas District, AL, 1.016%, (67% of 1 mo. USD LIBOR + 0.90%), 12/1/23 (Put Date), 12/1/48(2)	20,000	19,720,600
Black Belt Energy Gas District, AL, 0.50%, (SIFMA + 0.37%), 10/1/26 (Put Date), 10/1/49(2)	15,000	14,206,350
Kalispel Tribe of Indians, WA, Series A, 5.00%, 1/1/32(1)	795	889,716
Main Street Natural Gas, Inc., GA, Gas Supply Revenue, 0.866%, (67% of 1 mo. USD LIBOR + 0.75%), 9/1/23 (Put Date), 4/1/48(2)	2,500	2,480,200
Main Street Natural Gas, Inc., GA, Gas Supply Revenue, (Liq: Royal Bank of Canada), 0.946%, (67% of 1 mo. USD LIBOR + 0.83%), 12/1/23 (Put Date), 8/1/48(2)	16,000	15,896,000
Main Street Natural Gas, Inc., GA, Gas Supply Revenue, (Liq: Royal Bank of Canada), 0.70%, (SIFMA + 0.57%), 12/1/23 (Put Date), 8/1/48(2)	3,000	2,952,030
Northern California Gas Authority No. 1, Gas Project Revenue, 1.68%, (67% of 3 mo. USD LIBOR + 0.72%), 7/1/27(2)	960	925,795
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, (Liq: Royal Bank of Canada), 0.976%, (67% of 1 mo. USD LIBOR + 0.86%), 2/1/24 (Put Date), 10/1/48(2)	3,000	2,971,050
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.25%, 12/1/27	7,000	8,652,700
Southeast Alabama Gas Supply District, (Project No. 1), 0.78%, (SIFMA + 0.65%), 4/1/24 (Put Date), 4/1/49(2)	2,000	1,953,300
Southeast Alabama Gas Supply District, (Project No. 2), 0.966%, (67% of 1 mo. USD LIBOR + 0.85%), 6/1/24 (Put Date), 6/1/49(2)	2,000	1,954,080
Texas Municipal Gas Acquisition and Supply Corp. I, Gas Supply Revenue, 0.91%, (67% of 3 mo. USD LIBOR + 0.70%), 12/15/26(2)	3,330	3,252,744

Security	Principal Amount (000’s omitted)	Value
Washington Health Care Facilities Authority, (Fred Hutchinson Cancer Research Center), 1.224%, (67% of 1 mo. USD LIBOR + 1.10%), 7/1/22 (Put Date), 1/1/42(2)	$3,250	$3,249,252
Washington Health Care Facilities Authority, (Fred Hutchinson Cancer Research Center), 1.18%, (SIFMA + 1.05%), 7/3/23 (Put Date), 1/1/42(2)	7,000	7,023,030

		$94,522,191

Senior Living/Life Care — 10.2%
Atlantic Beach, FL, (Fleet Landing), 3.25%, 11/15/24	$2,155	$2,156,465
Berks County Industrial Development Authority, PA, (Highlands at Wyomissing), 5.00%, 5/15/28	300	318,591
Bexar County Health Facilities Development Corp., TX, (Army Retirement Residence Foundation), 5.00%, 7/15/22	225	230,238
Bexar County Health Facilities Development Corp., TX, (Army Retirement Residence Foundation), 5.00%, 7/15/23	375	387,131
Bexar County Health Facilities Development Corp., TX, (Army Retirement Residence Foundation), 5.00%, 7/15/24	300	312,210
Bexar County Health Facilities Development Corp., TX, (Army Retirement Residence Foundation), 5.00%, 7/15/25	250	261,530
Brookhaven Local Development Corp., NY, (Jefferson’s Ferry), 5.25%, 11/1/26	240	260,107
Bucks County Industrial Development Authority, PA, (Pennswood Village), 5.00%, 10/1/24	800	858,040
Centerville, OH, (Graceworks Lutheran Services), 5.00%, 11/1/20	290	291,047
Centerville, OH, (Graceworks Lutheran Services), 5.00%, 11/1/21	315	319,394
Centerville, OH, (Graceworks Lutheran Services), 5.00%, 11/1/22	430	439,550
Clackamas County Hospital Facility Authority, OR, (Mary’s Woods at Marylhurst), 3.20%, 5/15/25	645	645,097
Clackamas County Hospital Facility Authority, OR, (Rose Villa), 2.75%, 11/15/25	1,000	1,002,120
Colorado Health Facilities Authority, (Christian Living Neighborhoods), 4.00%, 1/1/22	300	299,568
Colorado Health Facilities Authority, (Christian Living Neighborhoods), 4.00%, 1/1/24	540	532,553
Colorado Health Facilities Authority, (Christian Living Neighborhoods), 4.00%, 1/1/27	200	192,890
Colorado Health Facilities Authority, (Christian Living Neighborhoods), 4.00%, 1/1/28	240	229,634
Colorado Health Facilities Authority, (Christian Living Neighborhoods), Series 2016, 4.00%, 1/1/21	300	299,985
Colorado Health Facilities Authority, (Christian Living Neighborhoods), Series 2019, 4.00%, 1/1/21	700	699,524
Colorado Health Facilities Authority, (Frasier Meadows Retirement Community), 5.00%, 5/15/21	1,135	1,141,174
Colorado Health Facilities Authority, (Frasier Meadows Retirement Community), 5.00%, 5/15/22	850	859,469
District of Columbia, (Ingleside at Rock Creek), 3.875%, 7/1/24	2,030	1,977,545
Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.), 5.00%, 12/1/21	250	252,025
Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.), 5.00%, 12/1/22	250	252,933
Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.), 5.00%, 12/1/23	355	360,098
Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.), 5.00%, 12/1/24	425	432,042

Security	Principal Amount (000’s omitted)	Value
Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.), 5.00%, 12/1/30	$500	$503,735
Glendale Industrial Development Authority, AZ, (Terraces of Phoenix), 3.60%, 7/1/23	465	459,666
Hanover County Economic Development Authority, VA, (Covenant Woods), 3.625%, 7/1/28	655	619,813
Illinois Finance Authority, (Lifespace Communities, Inc.), 5.00%, 5/15/21	860	871,507
Illinois Finance Authority, (Lifespace Communities, Inc.), 5.00%, 5/15/22	415	426,151
Iowa Finance Authority, (Lifespace Communities, Inc.), 2.875%, 5/15/49	1,750	1,698,322
Lancaster County Hospital Authority, PA, (Brethren Village), 5.00%, 7/1/22	920	932,898
Lancaster County Hospital Authority, PA, (Moravian Manors, Inc.), 2.875%, 12/15/23	1,925	1,855,777
Massachusetts Development Finance Agency, (Linden Ponds, Inc.), 4.00%, 11/15/23(1)	2,055	2,004,940
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 3.50%, 10/1/22(1)	500	501,485
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 4.00%, 10/1/25(1)	515	525,738
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 4.00%, 10/1/26(1)	1,000	1,018,790
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 4.00%, 10/1/27(1)	400	406,532
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 2.875% to 2/1/22 (Put Date), 2/1/34	2,000	1,965,220
Montgomery County Industrial Development Authority, PA, (Waverly Heights, Ltd.), 4.00%, 12/1/21	100	101,775
Montgomery County Industrial Development Authority, PA, (Waverly Heights, Ltd.), 4.00%, 12/1/22	100	102,787
Montgomery County Industrial Development Authority, PA, (Waverly Heights, Ltd.), 4.00%, 12/1/23	125	129,599
Montgomery County Industrial Development Authority, PA, (Waverly Heights, Ltd.), 4.00%, 12/1/24	150	156,777
Montgomery County Industrial Development Authority, PA, (Waverly Heights, Ltd.), 4.00%, 12/1/25	100	104,948
Montgomery County Industrial Development Authority, PA, (Waverly Heights, Ltd.), 4.00%, 12/1/26	150	157,812
Montgomery County Industrial Development Authority, PA, (Waverly Heights, Ltd.), 4.00%, 12/1/27	200	210,694
Montgomery County Industrial Development Authority, PA, (Waverly Heights, Ltd.), 4.00%, 12/1/28	200	211,160
Montgomery County Industrial Development Authority, PA, (Waverly Heights, Ltd.), 4.00%, 12/1/29	250	263,168
Montgomery County Industrial Development Authority, PA, (Whitemarsh Continuing Care Retirement Community), 4.00%, 1/1/23	4,390	4,386,883
National Finance Authority, NH, (The Vista), 5.25%, 7/1/39(1)	705	662,249
National Finance Authority, NH, (The Vista), 5.625%, 7/1/46(1)	425	405,221
National Finance Authority, NH, (The Vista), 5.75%, 7/1/54(1)	1,130	1,079,783
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/21	540	541,625
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/23	1,795	1,815,122
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/30	630	633,118

Security	Principal Amount (000’s omitted)	Value
New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group), 2.25%, 7/1/23	$1,525	$1,450,321
New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group), 2.375%, 7/1/24	1,525	1,432,143
New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group), 5.00%, 7/1/30	400	416,856
New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group), 5.00%, 7/1/31	670	693,658
New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group), 5.00%, 7/1/32	1,500	1,513,605
Norfolk Redevelopment and Housing Authority, VA, (Fort Norfolk Retirement Community, Inc. - Harbor’s Edge), 4.00%, 1/1/25	1,600	1,593,488
North Carolina Medical Care Commission, (Galloway Ridge), 4.00%, 1/1/25	250	251,843
North Carolina Medical Care Commission, (Galloway Ridge), 4.00%, 1/1/26	240	241,649
North Carolina Medical Care Commission, (Galloway Ridge), 5.00%, 1/1/27	565	599,702
North Carolina Medical Care Commission, (United Methodist Retirement Homes), 5.00%, 10/1/31	650	681,551
Palm Beach County Health Facilities Authority, FL, (Lifespace Communities, Inc.), 5.00%, 5/15/21	830	841,105
Palm Beach County Health Facilities Authority, FL, (Lifespace Communities, Inc.), 5.00%, 5/15/26	1,000	1,051,940
Polk County Industrial Development Authority, FL, (Carpenter’s Home Estates, Inc.), 5.00%, 1/1/29	440	470,884
Public Finance Authority, WI, (Penick Village), 4.00%, 9/1/29(1)	605	549,685
Rockville, MD, (Ingleside at King Farm), 3.00%, 11/1/25	285	265,184
Rockville, MD, (Ingleside at King Farm), 3.50%, 11/1/26	525	493,847
Salem Hospital Facility Authority, OR, (Capital Manor), 5.00%, 5/15/23	210	218,520
Santa Fe, NM, (El Castillo Retirement Residences), 2.25%, 5/15/24	600	567,228
Santa Fe, NM, (El Castillo Retirement Residences), 2.625%, 5/15/25	1,000	946,480
South Carolina Jobs-Economic Development Authority, (South Carolina Episcopal Home at Still Hopes), 5.00%, 4/1/22	500	508,325
South Carolina Jobs-Economic Development Authority, (South Carolina Episcopal Home at Still Hopes), 5.00%, 4/1/23	1,365	1,397,596
South Carolina Jobs-Economic Development Authority, (South Carolina Episcopal Home at Still Hopes), 5.00%, 4/1/24	1,450	1,493,282
South Carolina Jobs-Economic Development Authority, (South Carolina Episcopal Home at Still Hopes), 5.00%, 4/1/25	1,510	1,561,400
South Carolina Jobs-Economic Development Authority, (South Carolina Episcopal Home at Still Hopes), 5.00%, 4/1/26	1,595	1,656,982
South Carolina Jobs-Economic Development Authority, (Woodlands at Furman), 4.00%, 11/15/24	200	198,490
South Carolina Jobs-Economic Development Authority, (Woodlands at Furman), 4.00%, 11/15/25	275	271,849
South Carolina Jobs-Economic Development Authority, (Woodlands at Furman), 5.00%, 11/15/27	300	312,552
South Carolina Jobs-Economic Development Authority, (Woodlands at Furman), 5.00%, 11/15/29	115	120,426
South Carolina Jobs-Economic Development Authority, (Woodlands at Furman), 5.00%, 11/15/30	180	188,143
St. Johns County Industrial Development Authority, FL, (Westminster St. Augustine), 4.125% to 8/1/24 (Put Date), 8/1/47	1,100	1,128,798
St. Louis County Industrial Development Authority, MO, (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/23	2,015	2,100,396

Security	Principal Amount (000’s omitted)	Value
St. Louis County Industrial Development Authority, MO, (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/24	$1,490	$1,569,328
St. Louis County Industrial Development Authority, MO, (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/25	1,615	1,713,563
Suffolk County Economic Development Corp., NY, (Peconic Landing at Southold, Inc.), 4.00%, 12/1/21(3)	310	312,505
Suffolk County Economic Development Corp., NY, (Peconic Landing at Southold, Inc.), 4.00%, 12/1/23(3)	235	239,305
Suffolk County Economic Development Corp., NY, (Peconic Landing at Southold, Inc.), 4.00%, 12/1/24(3)	245	250,498
Suffolk County Economic Development Corp., NY, (Peconic Landing at Southold, Inc.), 4.00%, 12/1/25(3)	250	256,420
Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks), 10.00%, 3/15/23(1)	520	619,741
Tempe Industrial Development Authority, AZ, (Mirabella at ASU), 4.00%, 10/1/23(1)	2,000	1,962,300
Tulsa County Industrial Authority, OK, (Montereau, Inc.), 5.00%, 11/15/23	230	238,864
Vermont Economic Development Authority, (Wake Robin Corp.), 4.00%, 5/1/21	215	214,054
Vermont Economic Development Authority, (Wake Robin Corp.), 5.00%, 5/1/27	1,000	999,930
Washington County, MD, (Diakon Lutheran Social Ministries), 5.00%, 1/1/21	340	343,988
Washington County, MD, (Diakon Lutheran Social Ministries), 5.00%, 1/1/23	365	384,670
Washington County, MD, (Diakon Lutheran Social Ministries), 5.00%, 1/1/24	350	375,592
Washington Housing Finance Commission, (Horizon House), 5.00%, 1/1/25(1)	1,165	1,245,711
Washington Housing Finance Commission, (Judson Park), 3.70%, 7/1/23(1)	285	282,529
Washington Housing Finance Commission, (Transforming Age), 2.375%, 1/1/26(1)	4,000	3,674,600
Washington Housing Finance Commission, (Transforming Age), 5.00%, 1/1/24(1)	180	186,534
Washington Housing Finance Commission, (Transforming Age), 5.00%, 1/1/25(1)	385	401,832
Washington Housing Finance Commission, (Transforming Age), 5.00%, 1/1/26(1)	400	419,764
Washington Housing Finance Commission, (Wesley Homes at Lea Hill), 3.20%, 7/1/21(1)	120	118,553
Wayzata, MN, (Folkestone Senior Living Community), 3.00%, 8/1/22	200	198,086
Wayzata, MN, (Folkestone Senior Living Community), 3.00%, 8/1/23	100	98,292
Wayzata, MN, (Folkestone Senior Living Community), 3.00%, 8/1/24	100	97,814
Wayzata, MN, (Folkestone Senior Living Community), 3.00%, 8/1/25	100	97,099
Wayzata, MN, (Folkestone Senior Living Community), 3.00%, 8/1/26	250	240,808
Wayzata, MN, (Folkestone Senior Living Community), 3.00%, 8/1/27	425	404,056
Wayzata, MN, (Folkestone Senior Living Community), 3.125%, 8/1/28	650	620,581
Westchester County Local Development Corp., NY, (Kendal on Hudson), 4.00%, 1/1/23	150	150,087
Wisconsin Health and Educational Facilities Authority, (Saint John’s Communities, Inc.), 4.00%, 9/15/22	200	201,882
Wisconsin Health and Educational Facilities Authority, (Saint John’s Communities, Inc.), 4.00%, 9/15/24	365	368,814
Wisconsin Health and Educational Facilities Authority, (Saint John’s Communities, Inc.), Series 2015B, 4.00%, 9/15/23	100	100,814
Wisconsin Health and Educational Facilities Authority, (Saint John’s Communities, Inc.), Series 2018A, 4.00%, 9/15/23	250	252,913

		$83,623,710

Security	Principal Amount (000’s omitted)	Value
Special Tax Revenue — 1.7%
Baltimore, MD, (Harbor Point), 2.65%, 6/1/22(1)	$200	$198,080
Baltimore, MD, (Harbor Point), 2.70%, 6/1/23(1)	285	280,748
Baltimore, MD, (Harbor Point), 2.80%, 6/1/25(1)	125	121,851
Baltimore, MD, (Harbor Point), 2.85%, 6/1/26(1)	135	131,192
Baltimore, MD, (Harbor Point), 2.95%, 6/1/27(1)	175	169,341
Franklin County Convention Facilities Authority, OH, (Greater Columbus Convention Center Hotel Expansion), 5.00%, 12/1/25	250	254,428
Franklin County Convention Facilities Authority, OH, (Greater Columbus Convention Center Hotel Expansion), 5.00%, 12/1/26	330	335,181
Franklin County Convention Facilities Authority, OH, (Greater Columbus Convention Center Hotel Expansion), 5.00%, 12/1/27	325	329,816
Franklin County Convention Facilities Authority, OH, (Greater Columbus Convention Center Hotel Expansion), 5.00%, 12/1/28	425	428,319
Franklin County Convention Facilities Authority, OH, (Greater Columbus Convention Center Hotel Expansion), 5.00%, 12/1/29	400	398,580
Franklin County Convention Facilities Authority, OH, (Greater Columbus Convention Center Hotel Expansion), 5.00%, 12/1/30	680	665,475
Franklin County Convention Facilities Authority, OH, (Greater Columbus Convention Center Hotel Expansion), 5.00%, 12/1/31	785	759,291
Franklin County Convention Facilities Authority, OH, (Greater Columbus Convention Center Hotel Expansion), 5.00%, 12/1/32	660	630,630
Illinois Sports Facilities Authority, 5.00%, 6/15/22	315	325,464
Illinois Sports Facilities Authority, 5.00%, 6/15/23	250	263,215
Illinois, Sales Tax Revenue, 5.00%, 6/15/21	140	143,286
Illinois, Sales Tax Revenue, 5.00%, 6/15/22	945	989,481
Illinois, Sales Tax Revenue, 5.00%, 6/15/23	925	988,862
Sales Tax Securitization Corp., IL, 5.00%, 1/1/23	650	702,669
Sales Tax Securitization Corp., IL, 5.00%, 1/1/30	2,000	2,469,120
Sales Tax Securitization Corp., IL, Series 2018C, 5.00%, 1/1/29	1,525	1,862,147
Sales Tax Securitization Corp., IL, Series 2020A, 5.00%, 1/1/29	500	610,540
Sparks, NV, (Legends at Sparks Marina), 2.50%, 6/15/24(1)	1,125	1,105,819

		$14,163,535

Student Loan — 3.2%
Connecticut Higher Education Supplement Loan Authority, (AMT), 5.00%, 11/15/20	$550	$557,299
Connecticut Higher Education Supplement Loan Authority, (AMT), 5.00%, 11/15/22	750	808,898
Massachusetts Educational Financing Authority, (AMT), 3.50%, 7/1/33	5,380	5,446,873
Massachusetts Educational Financing Authority, (AMT), 5.00%, 7/1/21	3,900	4,026,321
Massachusetts Educational Financing Authority, (AMT), 5.00%, 7/1/23	1,000	1,094,070
Massachusetts Educational Financing Authority, Series 2012, (AMT), 5.00%, 7/1/20	5,000	5,000,000
Massachusetts Educational Financing Authority, Series 2013, (AMT), 5.00%, 7/1/20	2,000	2,000,000
New Jersey Higher Education Student Assistance Authority, (AMT), 5.00%, 12/1/23	4,475	4,911,357
Rhode Island Student Loan Authority, Series 2017, (AMT), 5.00%, 12/1/23	600	660,594
Rhode Island Student Loan Authority, Series 2018, (AMT), 5.00%, 12/1/23	1,250	1,376,237

		$25,881,649

Security	Principal Amount (000’s omitted)	Value
Transportation — 7.0%
Denver City and County, CO, Airport System Revenue, (AMT), 5.00%, 12/1/24	$5,000	$5,829,100
E-470 Public Highway Authority, CO, 0.543%, (67% of 1 mo. USD LIBOR + 0.42%), 9/1/21 (Put Date), 9/1/39(2)	3,500	3,477,040
E-470 Public Highway Authority, CO, 1.174%, (67% of 1 mo. USD LIBOR + 1.05%), 9/1/21 (Put Date), 9/1/39(2)	3,375	3,376,519
Eagle County Air Terminal Corp., CO, (AMT), 4.00%, 5/1/26	1,000	1,090,860
Grand Parkway Transportation Corp., TX, 5.00%, 2/1/23	1,600	1,730,336
Maryland Economic Development Corp., (Purple Line Light Rail), (AMT), 5.00%, 3/31/24	1,000	1,010,060
Maryland Economic Development Corp., (Transportation Facilities), 5.00%, 6/1/23	1,480	1,585,465
New Jersey Transportation Trust Fund Authority, 0.00%, 12/15/24	200	175,928
New Jersey Transportation Trust Fund Authority, 5.00%, 6/15/23	1,000	1,087,940
New Jersey Transportation Trust Fund Authority, (Transportation Program), 1.33%, (SIFMA + 1.20%), 12/15/21 (Put Date), 6/15/34(2)	13,000	12,998,960
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.00%, 12/15/23	1,500	1,632,495
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.00%, 12/15/24	2,000	2,214,660
Pennsylvania Turnpike Commission, 0.73%, (SIFMA + 0.60%), 12/1/23(2)	1,000	980,350
Port of Oakland, CA, (AMT), 5.00%, 11/1/24	2,000	2,281,640
South Carolina Transportation Infrastructure Bank, 0.566%, (67% of 1 mo. USD LIBOR + 0.45%), 10/1/22 (Put Date), 10/1/31(2)	12,500	12,345,375
Susquehanna Area Regional Airport Authority, PA, (AMT), 5.00%, 1/1/21	2,000	2,019,880
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 5.00%, 12/31/30	2,500	3,115,100

		$56,951,708

Water and Sewer — 0.1%
Henrico County, VA, Water and Sewer System Revenue, 4.00%, 5/1/31	$615	$762,785

		$762,785

Total Tax-Exempt Municipal Securities — 91.4% (identified cost $751,456,580)		$748,638,175

Tax-Exempt Mortgage-Backed Securities — 1.4%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp., Multifamily Variable Rate Certificates, (AMT), 2.304%, 5/15/27	$2,145	$2,264,734
FRETE 2017-ML01 Trust, Class A, (Freddie Mac guaranteed), 0.684%, (1 mo. USD LIBOR + 0.50%), 1/25/33(1)(2)	476	472,345
National Finance Authority, NH, Municipal Certificates, Series 2020 -1, Class A, 4.125%, 1/20/34	8,412	9,031,471

Total Tax-Exempt Mortgage-Backed Securities — 1.4% (identified cost $12,501,361)		$11,768,550

Taxable Municipal Securities — 2.6%

Security	Principal Amount (000’s omitted)	Value
Education — 0.4%
Florida Higher Educational Facilities Financing Authority, (Jacksonville University), 5.43%, 6/1/27(1)	$3,340	$3,368,290

		$3,368,290

Escrowed/Prerefunded — 0.1%
South Jersey Transportation Authority, NJ, Escrowed to Maturity, 4.20%, 11/1/21	$725	$755,566

		$755,566

General Obligations — 0.6%
Chicago Board of Education, IL, 5.182%, 12/1/21(5)	$325	$328,919
Chicago, IL, 7.75%, 1/1/42	2,659	2,866,189
Granbury Independent School District, TX, (PSF Guaranteed), 1.866%, 8/1/31	1,815	1,884,787

		$5,079,895

Hospital — 0.7%
Doylestown Hospital Authority, PA, (Doylestown Hospital), 3.063%, 7/1/20	$2,020	$2,020,000
Doylestown Hospital Authority, PA, (Doylestown Hospital), 3.263%, 7/1/21	1,000	1,002,850
Doylestown Hospital Authority, PA, (Doylestown Hospital), 3.489%, 7/1/22	815	821,813
Oklahoma Development Finance Authority, (OU Medicine), 5.45%, 8/15/28	1,250	1,465,338

		$5,310,001

Insured-Hospital — 0.1%
Massachusetts Development Finance Agency, (Wellforce), (AGM), 3.522%, 7/1/20	$500	$500,000
Massachusetts Development Finance Agency, (Wellforce), (AGM), 3.653%, 7/1/22	375	392,381

		$892,381

Senior Living/Life Care — 0.4%
Berks County Industrial Development Authority, PA, (Highlands at Wyomissing), 3.20%, 5/15/21	$285	$286,046
St. Johns County Industrial Development Authority, FL, (Westminster St. Augustine), 5.50% to 8/1/24 (Put Date), 8/1/44	3,055	3,129,298
Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks), 12.50%, 3/15/23(1)	90	117,279

		$3,532,623

Special Tax Revenue — 0.3%
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), 3.52%, 7/1/20	$1,000	$1,000,000
St. Louis Land Clearance for Redevelopment Authority, MO, (Kiel Opera House Renovation), 5.00%, 10/1/35	1,060	934,644

		$1,934,644

Total Taxable Municipal Securities — 2.6% (identified cost $20,571,458)		$20,873,400

Corporate Bonds & Notes — 0.9%

Security	Principal Amount (000’s omitted)	Value
Hospital — 0.4%
Harnett Health System, Inc., 4.25%, 4/1/32	$1,775	$1,733,927
St. Joseph’s Hospital & Medical Center, 3.926%, 7/1/22	1,250	1,299,540

		$3,033,467

Other Revenue — 0.5%
Morongo Band of Mission Indians, 7.00%, 10/1/39(1)	$3,470	$4,024,332

		$4,024,332

Total Corporate Bonds & Notes — 0.9% (identified cost $6,495,000)		$7,057,799

Closed-End Funds — 1.7%

Security	Shares	Value
BlackRock Municipal 2020 Term Trust	382,158	$5,740,013
Nuveen Intermediate Duration Municipal Term Fund	617,678	8,159,527

Total Closed-End Funds — 1.7% (identified cost $13,136,261)		$13,899,540

Total Investments — 98.0% (identified cost $804,160,660)		$802,237,464

Other Assets, Less Liabilities — 2.0%		$16,590,881

Net Assets — 100.0%		$818,828,345

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At June 30, 2020, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is less than 10% individually.

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At June 30, 2020, 7.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from less than 0.05% to 4.4% of total investments.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2020, the aggregate value of these securities is $66,276,344 or 8.1% of the Fund’s net assets.

(2)	Floating rate security. The stated interest rate represents the rate in effect at June 30, 2020.

(3)	When-issued security.

(4)	Amount is less than 0.05%.

(5)

Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

FHLMC	-	Federal Home Loan Mortgage Corp.

FNMA	-	Federal National Mortgage Association

GNMA	-	Government National Mortgage Association

LIBOR	-	London Interbank Offered Rate

Liq	-	Liquidity Provider

NPFG	-	National Public Finance Guarantee Corp.

PSF	-	Permanent School Fund

SIFMA	-	Securities Industry and Financial Markets Association Municipal Swap Index

Currency Abbreviations:

USD	-	United States Dollar

The Fund did not have any open derivative instruments at June 30, 2020.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2020, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$748,638,175	$—	$748,638,175
Tax-Exempt Mortgage-Backed Securities	—	11,768,550	—	11,768,550
Taxable Municipal Securities	—	20,873,400	—	20,873,400
Corporate Bonds & Notes	—	7,057,799	—	7,057,799
Closed-End Funds	13,899,540	—	—	13,899,540
Total Investments	$13,899,540	$788,337,924	$—	$802,237,464

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.